Related parties (Tables)	12 Months Ended
Mar. 31, 2019
Related parties
Schedule of related party transactions

Name of related parties	Relationship with the Company
Gao Xiaofeng	Ok Chairman of the Board of Directors and Chief Executive Officer, 32.3% beneficial owner of the Company